Accounts payable and accrued liabilities - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 03, 2022	Nov. 30, 2024
Trade and other payables [abstract]
Payment of milestones	$ 3,000
Equal annual installments	$ 1,500
Payment for Contingent liabilities		$ 1,500